Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellesley Income Fund
Entity Central Index Key	0000105544
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000271425 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2027 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2027 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 5,000,000
Holdings Count | Holding	536
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	536
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	3.7%
Consumer Discretionary	9.5%
Consumer Staples	5.6%
Energy	4.6%
Financials	44.9%
Health Care	7.8%
Industrials	5.9%
Materials	1.4%
Real Estate	2.0%
Technology	7.5%
Utilities	4.9%
U.S. Government and Agency Obligations	0.7%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271426 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2036 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2036 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.08%	[4]
Net Assets	$ 6,000,000
Holdings Count | Holding	170
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	170
Portfolio Turnover Rate	30%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.7%
Consumer Discretionary	5.9%
Consumer Staples	5.4%
Energy	10.6%
Financials	24.5%
Health Care	11.5%
Industrials	7.3%
Materials	3.6%
Real Estate	1.5%
Technology	12.1%
Utilities	9.1%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271427 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2028 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2028 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.08%	[6]
Net Assets	$ 5,000,000
Holdings Count | Holding	544
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	544
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	5.0%
Energy	4.2%
Financials	42.3%
Health Care	8.7%
Industrials	6.6%
Materials	2.3%
Real Estate	2.9%
Technology	8.3%
Utilities	5.8%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271428 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2029 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2029 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.08%	[8]
Net Assets	$ 5,000,000
Holdings Count | Holding	471
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	471
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	4.7%
Consumer Discretionary	8.2%
Consumer Staples	5.6%
Energy	5.3%
Financials	36.4%
Health Care	10.6%
Industrials	5.8%
Materials	2.2%
Real Estate	3.5%
Technology	10.3%
Utilities	6.0%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271429 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2030 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2030 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.08%	[10]
Net Assets	$ 6,000,000
Holdings Count | Holding	622
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	622
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	6.7%
Consumer Discretionary	7.5%
Consumer Staples	6.6%
Energy	6.6%
Financials	34.3%
Health Care	10.3%
Industrials	5.6%
Materials	3.1%
Real Estate	4.4%
Technology	8.7%
Utilities	4.9%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271430 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2031 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2031 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.08%	[12]
Net Assets	$ 5,000,000
Holdings Count | Holding	468
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	468
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.1%
Consumer Discretionary	8.8%
Consumer Staples	4.4%
Energy	5.5%
Financials	31.4%
Health Care	11.2%
Industrials	6.7%
Materials	2.1%
Real Estate	5.2%
Technology	10.9%
Utilities	5.5%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271431 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2032 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2032 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.08%	[14]
Net Assets	$ 6,000,000
Holdings Count | Holding	368
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	368
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Energy	4.1%
Financials	34.0%
Health Care	8.3%
Industrials	4.0%
Materials	2.7%
Real Estate	4.6%
Technology	11.5%
Utilities	6.8%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271432 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2033 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2033 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[15]
Expense Ratio, Percent	0.08%	[16]
Net Assets	$ 6,000,000
Holdings Count | Holding	337
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	337
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.8%
Consumer Discretionary	5.5%
Consumer Staples	6.2%
Energy	8.0%
Financials	31.0%
Health Care	10.7%
Industrials	6.8%
Materials	2.7%
Real Estate	3.8%
Technology	8.4%
Utilities	7.5%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271433 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2034 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2034 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[17]
Expense Ratio, Percent	0.08%	[18]
Net Assets	$ 6,000,000
Holdings Count | Holding	344
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	344
Portfolio Turnover Rate	0%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	5.9%
Consumer Discretionary	5.1%
Consumer Staples	5.3%
Energy	9.6%
Financials	32.8%
Health Care	10.0%
Industrials	6.2%
Materials	3.3%
Real Estate	4.8%
Technology	7.9%
Utilities	7.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000271434 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Maturity 2035 Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VBCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Target Maturity 2035 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 0	[19]
Expense Ratio, Percent	0.08%	[20]
Net Assets	$ 6,000,000
Holdings Count | Holding	374
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	374
Portfolio Turnover Rate	1%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	8.6%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	7.6%
Financials	30.9%
Health Care	10.3%
Industrials	5.1%
Materials	3.8%
Real Estate	3.2%
Technology	10.0%
Utilities	7.8%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

[1]	Costs would be higher for a full year.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.
[5]	Costs would be higher for a full year.
[6]	Annualized.
[7]	Costs would be higher for a full year.
[8]	Annualized.
[9]	Costs would be higher for a full year.
[10]	Annualized.
[11]	Costs would be higher for a full year.
[12]	Annualized.
[13]	Costs would be higher for a full year.
[14]	Annualized.
[15]	Costs would be higher for a full year.
[16]	Annualized.
[17]	Costs would be higher for a full year.
[18]	Annualized.
[19]	Costs would be higher for a full year.
[20]	Annualized.